Right-of-use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right of Use Assets Rollforward
Balance at the beginning	$ 627,813
Balance at the end	841,636	$ 627,813
Lease liabilities
Lease Liabilities Rollforward
Balance at the beginning	1,212,346	1,165,099
Additions	625,438	354,071
Amortization of the period	0	0
Remeasurements	109,926	18,644
Impairment loss	0	0
Disposals	(64,232)	(31,957)
Finance cost	105,710	70,250
Repayment of borrowings (capital)	(458,404)	(362,373)
Payment of interests	(75,236)	(72,182)
Transfers	(13,842)	(1,877)
Exchange difference	(59,070)	72,671
Balance at the end	1,382,636	1,212,346
Pipelines
Right of Use Assets Rollforward
Balance at the beginning	96,234	77,019
Additions	31,998	40,642
Amortization of the period	(25,234)	(24,751)
Remeasurements	(7,031)	(114)
Impairment loss (Note 17)	$ 0	$ 0
Disposals	(11,958)	(4,701)
Transfers	$ 0	$ (584)
Exchange difference	(8,088)	8,723
Balance at the end	11,925	96,234
Lands and buildings
Right of Use Assets Rollforward
Balance at the beginning	244,058	199,070
Additions	117,708	100,070
Amortization of the period	(58,019)	(61,814)
Remeasurements	3,578	(24,524)
Impairment loss (Note 17)	$ (2,672)	$ (1,244)
Disposals	(10,899)	(2,696)
Transfers	$ 0	$ (108)
Exchange difference	(48,965)	35,304
Balance at the end	244,789	244,058
Plant and equipments
Right of Use Assets Rollforward
Balance at the beginning	119,534	121,384
Additions	402,914	71,013
Amortization of the period	(84,161)	(60,359)
Remeasurements	26,259	7,505
Impairment loss (Note 17)	$ (6,632)	$ (4,042)
Disposals	(10,369)	(23,010)
Transfers	$ 0	$ 595
Exchange difference	(11,561)	6,448
Balance at the end	435,984	119,534
Vehicles
Right of Use Assets Rollforward
Balance at the beginning	167,987	99,205
Additions	136,814	142,346
Amortization of the period	(130,407)	(102,198)
Remeasurements	13,059	16,779
Impairment loss (Note 17)	$ (16,759)	$ (5,499)
Disposals	(2,861)	(215)
Transfers	$ (20)	$ (43)
Exchange difference	(18,875)	17,612
Balance at the end	148,938	167,987
Right-of-use assets
Right of Use Assets Rollforward
Balance at the beginning	627,813	496,678
Additions	625,438	354,071
Amortization of the period	(297,821)	(249,122)
Remeasurements	35,865	(354)
Impairment loss (Note 17)	$ (26,063)	$ (10,785)
Disposals	(36,087)	(30,622)
Transfers	$ (20)	$ (140)
Exchange difference	(87,489)	68,087
Balance at the end	$ 841,636	$ 627,813